Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Banking And Thrift [Abstract]
Major Classifications of Deposits

Deposits at December 31, 2015 and 2014 consist of the following major classifications:

SUMMARY OF DEPOSITS

December 31,	2015	2014
Interest-bearing demand deposits	$724,881	$861,914
Non-interest-bearing demand deposits	461,467	548,064
Savings deposits	221,620	224,017
Time deposits $250,000 or less	282,584	367,393
Time deposits over $250,000	12,217	14,695
Brokered time deposits	43,333	75,821
Total	$1,746,102	$2,091,904

Time Deposits by Year of Maturity

A summary of time deposits at December 31, 2015 by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS(1)

Years Ended December 31,	Amount
2016	218,492
2017	78,214
2018	23,329
2019	7,112
2020	7,121
Thereafter	3,866
Total	$338,134

(1)	Amounts include brokered time deposits.

Interest Expense on Deposits

A summary of interest expense on deposits for the year ended December 31, 2015, 2014 and 2013 is as follows:

SUMMARY OF INTEREST EXPENSE

Years Ended December 31,	2015	2014	2013
Savings deposits	$467	$671	$844
Time deposits	3,454	4,818	6,277
Interest-bearing demand deposits	1,416	2,869	4,228
Total	$5,337	$8,358	$11,349